Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Summary of Significant Accounting Policies [Abstract]
The Company

A.	The Company:

BluePhoenix Solutions Ltd. (“BluePhoenix”) (together with its subsidiaries, the “Company” or "we") is an Israeli corporation, which operates in one operating segment of information technology ("IT") modernization solutions.

The Company develops and markets unique enterprise legacy lifecycle IT modernization solutions and provides tools and professional services to selected customers. The Company manages its business in various international markets through several entities, including its wholly-owned subsidiaries located in: USA, UK, Italy, Romania and Israel.

Accounting Principles
B.	Accounting Principles:
The consolidated financial statements are prepared in accordance with accounting principles generally accepted (“GAAP”) in the United States of America.
Recently Issued Accounting Pronouncements

C.	Recently Issued Accounting Pronouncements:

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This ASU requires disclosures regarding reclassifications out of accumulated other comprehensive income in a single location in the financial statements by component. This ASU is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of this ASU, effective January 1, 2013, did not have an impact on the Company’s consolidated financial statements.

In March 2013, the FASB issued guidance on a parent’s accounting for the cumulative translation adjustment upon de-recognition of a subsidiary or group of assets within a foreign entity. This new guidance requires that the parent release any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The new guidance will be effective for us beginning July 1, 2014. We do not anticipate material impacts on our financial statements upon adoption.

Unauditted interim consolidated financial statements

D.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles in the United States for the annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ended

December 31, 2013. The interim financial statements should be read in conjunction with the financial statements included in our Annual Report on Form 20-F for the year ended December 31, 2012.